Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,007,822.64
Previously Paid Amount	0
Total Fee Amount	139.18
Total Offset Amount	0
Net Fee	$ 139.18